NATURE OF OPERATIONS	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	NATURE OF OPERATIONS

The Company and its Operations

Bionik Laboratories Corp. (formerly Drywave Technologies Inc., the “Company” or “Bionik”) was incorporated on January 8, 2010 in the State of Colorado as Strategic Dental Management Corp. On July 16, 2013, the Company changed its name to Drywave Technologies Inc. (“Drywave”) and its state of incorporation from Colorado to Delaware. Effective February 13, 2015, the Company changed its name to Bionik Laboratories Corp. and reduced the authorized number of shares of common stock from 200,000,000 to 150,000,000. Concurrently, the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.

On February 26, 2015, the Company entered into a Share Exchange Agreement and related transactions whereby it acquired Bionik Laboratories Inc., a Canadian Corporation (Bionik Canada and Bionik Canada issued 50,000,000 Exchangeable Shares, representing a 3.14 exchange ratio, for 100% of the then outstanding common shares of Bionik Canada (the “Merger”). The Exchangeable Shares are exchangeable at the option of the holder, each into one share of the common stock of the Company. In addition the Company issued one Special Preferred Voting Share (the “Special Preferred Share”) (Note 9).

As a result of the shareholders of Bionik Canada having a controlling interest in the Company subsequent to the Merger, for accounting purposes the Merger does not constitute a business combination. The transaction has been accounted for as a recapitalization of the Company with Bionik Canada being the accounting acquirer even though the legal acquirer is Bionik, accordingly, the historic financial statements of Bionik Canada are presented as the comparative balances for the period prior to the Merger.

References to the Company refer to the Company and its wholly-owned subsidiaries, Bionik Acquisition Inc. and Bionik Canada. References to Drywave relate to the Company prior to the Merger.

On April 21, 2016, the Company acquired all of the outstanding shares and, accordingly, all assets and liabilities of Interactive Motion Technologies, Inc. (IMT), a Boston, Massachusetts-based global pioneer and leader in providing effective robotic products for neurorehabilitation, pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated March 1, 2016, with IMT, Hermano Igo Krebs, and Bionik Mergerco Inc., a Massachusetts corporation and our wholly owned subsidiary (Bionik Mergeco). The merger agreement provided for the merger of Bionik Mergerco with and into IMT, with IMT surviving the merger as the Company’s wholly-owned subsidiary. In return for acquiring IMT, IMT shareholders received or will receive up to an aggregate of 23,650,000 shares of the Company’s common stock.

The Company is a global pioneering robotics company focused on providing rehabilitation solutions to individuals with neurological disorders, specializing in designing, developing and commercializing cost-effective physical rehabilitation technologies, prosthetics, and assisted robotic products. The Company strives to innovate and build devices that can rehabilitate and improve an individual’s health, comfort, accessibility and quality of life through the use of advanced algorithms and sensing technologies that anticipate a user’s every move.

The unaudited condensed consolidated interim financial statements consolidate the Company and its wholly-owned subsidiaries Bionik Canada, Bionik Acquisition Inc. and Bionik, Inc. (the former IMT) since its acquisition on April 21, 2016.

These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), which contemplates continuation of the Company as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

As at June 30, 2016, the Company had a working capital deficit of $3,704,539 and working capital as at March 31, 2016, of $187,156 and shareholders’ equity of $23,963,904 (March 31, 2016 - $263,906) and incurred a net loss and comprehensive loss of $2,322,772 for the three-month period ended June 30, 2016 (June 30 2015 - $1,501,618).

The Company’s principal offices are located at 483 Bay Street, N105, Toronto, Ontario, Canada M5G 2C9 and Bionik, Inc.’s address is 80 Coolidge Hill Road, Watertown, MA. USA 02472.

Liquidity

Largely as a result of significant research and development activities related to the development of the Company’s advanced technology and commercialization of this technology into its medical device business, the Company has incurred significant operating losses and negative cash flows from operations since inception. As of June 30, 2016, the Company had an accumulated deficit of $13,974,752.

Cash on hand at June 30, 2016 was $2,749,953 and at March 31, 2016 it was $5,381,757. For the three months ended June 30, 2016, the Company had increased legal, accounting and other one time costs associated with the acquisition of IMT including the investment of $931,103 to close the transaction this quarter, as well as other one time legal, accounting and other costs associated with filing S-1’s to register shareholder’s shares and legal, accounting and other one time costs related to changing the Company’s year end from December to March to facilitate a possible future NASDAQ listing.

The Company’s actual capital requirements may vary significantly and will depend on many factors. Consequently, the Company will require significant additional financing in the immediate future, which the Company intends to raise before December 31, 2016 through corporate collaborations, public or private equity offerings, debt financings or warrant solicitations.

Sales of additional equity securities by the Company could result in the dilution of the interests of existing stockholders. There can be no assurance that financing will be available when required in sufficient amounts, on acceptable terms or at all. In the event that the necessary additional financing is not obtained, the Company would reduce its discretionary overhead costs substantially, including research and development, general and administrative, and sales and marketing expenses or otherwise curtail operations. However, the Company expects the foregoing, or a combination thereof, to meet the Company’s anticipated cash requirements for the next 12 months.

1.	NATURE OF OPERATIONS

The Company and its Operations

Bionik Laboratories Corp. (formerly Drywave Technologies Inc., the “Company” or “Bionik”) was incorporated on January 8, 2010 in the State of Colorado as Strategic Dental Management Corp. On July 16, 2013, the Company changed its name to Drywave Technologies Inc. (“Drywave”) and its state of incorporation from Colorado to Delaware. Effective February 13, 2015, the Company changed its name to Bionik Laboratories Corp. and reduced the authorized number of shares of common stock from 200,000,000 to 150,000,000. Concurrently, the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. The consolidated financial statements consolidate the Company, subject to the Exchangeable Shares referred to below, and its wholly-owned subsidiaries Bionik Laboratories Inc. (“Bionik Canada”) and Bionik Acquisition Inc.

The Company is a bioengineering research and development company targeting diseases and injuries that impact human mobility. The Company is working towards its first product, which will be the “ARKE”, a robotic pair of exoskeleton legs to be used for rehabilitation purposes.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), which contemplates continuation of the Company as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

On February 26, 2015, the Company finalized a Share Exchange Agreement whereby Bionik Canada issued 50,000,000 Exchangeable Shares, representing a 3.14 exchange ratio, for 100% of the common shares of Bionik Canada (the “Merger”). The Exchangeable Shares are exchangeable at the option of the holder, each into one share of the common stock of the Company. In addition, the Company issued one Special Voting Preferred Share (Note 8).

As a result of the shareholders of Bionik Canada having a controlling interest in the Company subsequent to the Merger, for accounting purposes the Merger does not constitute a business combination. The transaction has been accounted for as a recapitalization of the Company with Bionik Canada being the accounting acquirer even though the legal acquirer is Bionik, accordingly, the historic financial statements of Bionik Canada are presented as the comparative balances for the period prior to the Merger. References to the Company refer to the Company and its subsidiaries, Bionik Acquisition Inc. and Bionik Laboratories Inc. References to Drywave relate to the Company prior to the Merger.

The Company has not yet realized any revenues from its planned operations. As at March 31, 2016, the Company had working capital of $187,156 (March 31, 2015 – shortfall of $2,599,374, December 31, 2015 and 2014 – $890,885 and shortfall of $128,361, respectively) and shareholders’ equity of $263,906 (March 31, 2015 – deficiency of $2,498,745, December 31, 2015 and 2014 - $977,988, deficiency of $50,439) and incurred a net loss and comprehensive loss of $1,004,092 for the three months ended March 31, 2016 and net income of $1,036,148 for the year ended March 31, 2016 (year ended December 31, 2015 loss of $5,569,107 and nine month period ended December 31, 2014 loss of $2,489,137). Further, the Company expects that the ARKE will be categorized as a Class I device under Health Canada, and Class IIa in Europe to obtain the CE Mark and be a Class II medical device under the U.S. Food and Drug Administration (“FDA”) and accordingly will be subject to FDA regulations, guidelines and the FDA’s Quality System Regulation (“QSR”) in order to market and sell their product in the U.S. The costs of obtaining the necessary FDA approval and maintaining compliance with the FDA could be significant. The Company’s principal offices are located at 483 Bay Street, N105, Toronto, Ontario, Canada M5G 2C9